Investment Securities (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Investment Securities (Details)
Amortized cost	$ 59,546,509	$ 45,637,025
Fair value	$ 60,705,178	$ 45,966,750